CURASSET CAPITAL MANAGEMENT CORE BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

		Principal	Fair Value
96.76%	DEBT SECURITIES

36.11%	CORPORATE BONDS
0.76%	Communication Services:
	BellSouth Telecommunicaions 06/01/2028 6.375%	500,000	$511,809
	Hughes Satellite Systems 08/01/2026 5.250%	500,000	466,653
	Sprint Corp. 06/15/2024 7.125%	450,000	454,024
			1,432,486
6.34%	Consumer Discretionary:

	Allison Transmission 10/01/2027 4.750%	450,000	424,053
	AutoNation Inc. 03/01/2032 3.850%	1,000,000	848,383
	AutoNation Inc. 08/01/2031 2.400%	1,000,000	758,677
	Brunswick Corp. 08/01/2027 7.125%	1,314,000	1,361,089
	Tapestry Inc. 04/01/2025 4.250%	750,000	729,986
	Ford Motor Company 10/01/2028 6.625%	450,000	462,958
	General Motors Financial 01/12/2032 3.100%	1,000,000	808,802
	Hasbro Inc. 07/15/2028 6.600%	700,000	720,268
	Las Vegas Ands Corp. 08/08/2029 3.900%	500,000	446,130
	Lowe's Cos. Inc. 04/01/2052 4.250%	500,000	407,940
	MDC Holdings Inc. 01/15/2030 3.850%	1,000,000	877,455
	Michael Kors USA Inc. 11/01/2024 4.250%	600,000	577,794
	(US Treasury Note 09/30/2024 2.125% + 1.00%) 144A
	Nissan Motor Co. Ltd. 09/17/2030 4.810% 144A	1,000,000	877,138
	PVH Corp 07/10/2025 4.625%	1,000,000	966,973
	Smithfield Foods 10/15/2030 3.000%	1,000,000	784,056
	Toll Brothers Finance 03/15/2027 4.875%	1,000,000	968,267
			12,019,969
0.96%	Consumer Staples:
	Constellation Brands 05/01/203 2.875%	1,000,000	867,473
	Quanta Services 10/01/2030 2.900%	1,000,000	849,534
	Teva 05/09/2027 4.750%	100,000	92,507
			1,809,514
4.46%	Energy:
	APA Corp. 12/15/2029 7.750%	133,000	137,101
	Energy Transfer LP 02/15/2028 6.625%	400,000	306,028
	Energy Transfer LP 01/15/2024 5.875%	900,000	900,152
	EnLink Midstream Partner 04/01/2024 4.400%	400,000	393,180
	Marathon Petroleum Corp. 09/15/2024 3.625%	540,000	525,808
	Occidental Petroleum 09/01/2025 5.875%	1,215,000	1,206,688
	ONEOK Inc. 09/01/2029 3.400%	1,000,000	871,920
	Phillips 66 Partners LP 03/01/2028 3.750%	440,000	382,578
	Plains All American Pipeline LP 09/15/2030 3.800%	250,000	221,822

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

Spectra Energy Partners 03/15/2024 4.750%	400,000	$396,551
Targa Resources Partners 03/01/2030 5.500%	500,000	481,185
TransCanada Pipe 06/15/2029 7.700%	850,000	927,636
Valero Energy Corp. 12/01/2031 2.800%	1,000,000	817,962
(US Treasury Note 11/15/2031 1.375% + 1.250%)
Williams Companies 01/15/2025 3.900%	900,000	873,485
		8,442,096

10.09% Financials:

ASB BANK LIMITED 10/22/2031 2.375% 144A AirCastle Ltd. 05/01/2024 4.125%

Ally Financial 11/01/2031 8.000% American Express Co. 06/16/2149 3.550% Banco Santander SA 03/24/2028 4.175%

(US Treasury Note 02/28/2027 1.875% + 2.000%) Banco Santander 12/03/2030 2.749%

Bank of America 06/19/2064 4.375% (5 year US Treasury Rate + 2.000%)

Barclays PLC 05/16/2029 4.972%

Blackstone Private Credit 12/15/2026 2.625% Crown Castle Inc. Corp. 03/15/2027 2.900% EPR 04/15/2028 4.950%

Factset Research Systems 03/01/2027 2.900% Federal Home Loan Bank, 04/20/2029 4.000% Fidelity National Financial 08/15/2028 4.500% Fifth Third Bank 10/27/2025 5.852%

(US Treasury Note 09/30/2024 4.250% + 1.350%) First Citizens Bancshares 06/19/2164 9.524% Goldman Sachs Group 11/10/2026 4.125%

(5 year US Treasury Rate + 2.949%) Lloyds Bank Group 03/18/2026 3.511%

(US Treasury Note 02/15/2025 1.500% + 1.600%) Macquarie Group 06/21/2028 4.098% 144A

Blue Owl Capital Corp. 06/11/2028 2.875%

(US Treasury Note 5/31/2028 1.250% + 1.800%) NatWest Group 05/18/2029 4.892%

(US Treasury Note 05/15/2028 2.875% + 1.820%) SBL Holdings Inc. 11/13/2026 5.125% 144A

SLM Corp. 10/29/2025 4.200%

Charles Schwab Corp. 06/19/2164 5.000% Societe Generale 11/24/2025 4.750% 144A Societe Generale 03/28/2024 3.875% 144A Synchrony Bank 08/22/2025 5.400% Truist Financial Corp. 03/01/2030 5.100%

(10 year US Treasury Rate + 4.3494%) Weyerhaeuser Co. 03/09/2033 3.375%

(US Treasury Note 2/15/2032 1.875% + 1.450%)

2,000,000	1,605,320
900,000	875,749
1,000,000	1,038,121
500,000	415,000
200,000	187,221
250,000	195,928
625,000	532,969
250,000	236,256
250,000	212,699
250,000	228,764
360,000	321,607
250,000	229,350
5,000,000	4,771,025
1,000,000	950,156
600,000	584,459
500,000	479,860
500,000	417,980
450,000	428,313
2,000,000	1,869,796
250,000	203,703
500,000	475,623
400,000	353,200
90,000	83,614
500,000	418,985
250,000	238,122
500,000	489,262
400,000	382,795
500,000	432,500
500,000	430,086

19,088,463
0.09% Health Care
PRA Health Sciences Inc. 07/15/2026 2.875%	90,000	81,489
AMN 10/01/2027 4.625%	90,000	83,303
		164,792
8.92% Industrials:
Avnet Inc. 06/01/2032 5.500%	1,000,000	949,496
Avolon Holdings Funding 11/18/2027 2.528%	1,000,000	843,098
Berry Global Inc. 07/15/2027 5.625% 144A	500,000	489,375
Boeing Co. 02/15/2040 5.875%	1,000,000	1,003,771
CH Robinson Worlwide 04/15/2028 4.200%	1,000,000	957,687

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

	Can-Pack S.A. 11/15/2029 3.875% 144A	500,000	$406,702
	FedEx Corp. 10/17/2048 4.950%	1,000,000	917,918
	Fluor Corp. 09/15/2028 4.250%	360,000	333,979
	Flowserve Corp. 01/15/2032 2.800%	1,000,000	796,831
	Fortune Brands Home & Security 03/25/2032 4.000%	500,000	443,710
	Fortune Brands Home & Security 03/25/2052 4.500%	500,000	389,298
	Hubbell Inc. 08/15/2027 3.150%	2,000,000	1,846,544
	Korn Ferry Intl 12/15/2027 4.625%	500,000	469,818
	Masco Corp. 08/15/2032 6.500%	1,000,000	1,030,885
	Oshkosh Corp. 03/01/2030 3.100%	1,000,000	871,258
	Owens Corning 06/01/2030 3.875%	1,000,000	913,599
	Ryder System Inc. 09/01/2025 3.350%	1,000,000	949,194
	Timken Co. 05/08/2028 6.875%	200,000	202,668
	Timken Co. 12/15/2028 4.500%	500,000	475,160
	Trimble Inc. 12/01/2024 4.750%	800,000	785,180
	WestRock Corp. 02/15/2031 7.950%	750,000	849,442
	Worthington Industries Inc. 04/15/2026 4.550%	1,000,000	945,294
			16,870,907
1.24%	Information Technology:
	CA Inc. 03/15/2027 4.700%	600,000	564,416
	CIEN Corp. 4 01/31/2030 144A	100,000	87,125
	Citigroup Inc. 3/31/2032 4.412%	250,000	235,066
	GLW 03/15/2037 4,700%	200,000	185,308
	MSCI 3 09/01/2030 3.625% 144A	100,000	86,239
	Micron Technology 02/15/2027 4.185%	250,000	239,526
	Qorvo Inc. 12/15/2024 1.750% 144A	500,000	464,924
	Western Digital Corp. 02/15/2026 4.750%	500,000	476,259
			2,338,863
1.11%	Materials:
	Albermarle Corp. 06/01/2032 5.050%	500,000	484,102
	FMC CORP 10/01/2026 3.200%	600,000	556,905
	Nucor Corp. 05/23/2027 4.300%	500,000	484,928
	Steel Dynamics Inc. 12/15/2026 5.000%	500,000	492,325
	Domtar Corp. 10/01/2028 6.750%	100,000	84,901
			2,103,161
2.14%	Utilities:
	Alliant Energy Finance 03/01/2032 3.600%	1,000,000	869,032
	Eversource Energy 03/01/2032 3.375%	1,000,000	871,599
	Exelon Corp. 03/15/2032 3.350% 144A	1,000,000	868,896
	Georgia Power Co. 05/15/2032 4.700%	1,000,000	966,598
	Sempra 06/19/2164 4.875%	500,000	465,034
	(US Treasury Note 05/31/2025 0.250% + 4.550%)
			4,041,159
36.11%	TOTAL CORPORATE BONDS		68,311,410
30.86%	ASSET BACKED BONDS
	American Credit Acceptance 11/15/2027 1.340% 144A	1,000,000	935,398
	American Credit Acceptance 02/14/2028 1.820%	480,000	468,479
	American Credit Acceptance 06/13/2028 4.410% 144A	1,687,500	1,652,317
	American Credit Acceptance 06/13/2028 4.850% 144A	900,000	859,953
	American Credit Acceptance 12/12/2025 2.970% 144A	426,711	424,579
	American Credit Acceptance 12/14/2026 1.310% 144A	260,053	256,923
	Aqua Fiance Inc. 07/17/2046 1.900% 144A	466,099	430,285
	Arivo Acceptance, LLC 05/15/2028 3.930% 144A	525,067	509,693

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

Arivo Acceptance Auto 03/15/2029 9.840% Avid Automobile 12/15/2027 7.350%

Avis Budget Rental Car 03/20/2026 2.650% 144A Carmax Auto Owner Trust 04/16/2029 8.080% Carmax Auto Owner Trust 10/15/2027 1.550% Carvana Auto Receivables Trust 04/12/2027 6.360% Carvana Auto Receivables Trust 04/10/2028 5.080% Carvana Auto Receivables Trust 12/11/2028 2.310% 144A Carvana Auto Receivables Trust 12/11/2028 4.130% Carvana Auto Receivables Trust 03/10/2028 1.070% Carvana Auto Receivables Trust 03/10/2028 2.900% CPS AUTO TRUST 08/15/2028 5.190% MTGE

CPS AUTO TRUST 10/15/2029 7.140% MTGE CPS AUTO TRUST 11/15/2030 10.72%

Credit Acceptance Auto Loan Trust 05/15/2030 1.000% Community Mortgage Trust 09/15/2033 7.383% Drive Auto Receivable Trust 10/15/2027 0.870% Drive Auto Receivable Trust 02/16/2027 1.500% Drive Auto Receivable Trust 05/17/2027 1.310% Drive Auto Receivable 06/15/2026 1.470%

Drive Auto Receivable 11/17/2025 2.550%

Exeter Auto Receivables 03/17/2025 3.710%

Exeter Auto Receivables 07/17/2028 4.560%

Exeter Auto Receivables 10/15/2029 6.340%

Exeter Auto Receivables 01/15/2026 0.690%

Exeter Auto Receivables 12/15/2026 4.860%

Federal Home Loan Mortgage Corp 01/25/2031 VAR Federal Home Loan Mortgage Corp 04/25/2042 0.620% Federal Home Loan Mortgage Corp 12/25/2041 0.930% Federal Home Loan Mortgage Corp 02/25/2046 0.2551% Federal Home Loan Mortgage Corp 02/25/2047 0.2051% Federal Home Loan Mortgage Corp 08/25/2042 3.500% Federal Home Loan Mortgage Corp 09/25/2042 7.569% Federal Home Loan Mortgage Corp 11/25/2046 0.2051% First Investors Auto 01/15/2027 2.030%

First Investors Auto 06/15/2029 5.410% Foursight Capital 05/15/2028 3.070%

Federal National Mortgage Assoc. 06/25/2042 9.031% (30 day SOFR + 6.750%) 144A

Freddie Mac-STACR 01/25/2042 7.569%

Freddie Mac-STACR 01/25/2042 8.469%

Freddie Mac-STACR 05/25/2042 7.269%

Freddie Mac-STACR 01/18/2031 2.350% General Motors Financial Co. 01/08/2031 2.350% GLS Auto Receibables 07/15/2027 4.310%

GLS Auto Receivables 02/18/2025 3.540%

GLS Auto Receivables 05/15/2025 2.960%

Government National Mortgage Assoc. 03/16/2043 5.827% (Libor +0.400%)

Government National Mortgage Assoc. 10/20/2052 5.000% Government National Mortgage Assoc. 12/16/2040 4.000% GS Mortgage Securtities Trust 09/10/2047 4.162% Harvest SBA Loan Trust 06/26/2047 7.550%

(Libor + 0.700%) 144A

JP Morgan Commercial Mortgage 01/25/2028 1.886% JP Morgan Commercial Mortgage 05/15/2048 3.342% LAD AUTO Receivables Trust 08/17/2026 1.300%

500,000	$513,658
600,000	592,751
1,800,000	1,693,366
1,000,000	1,033,710
250,000	227,339
1,090,188	1,086,496
2,000,000	1,924,878
122,280	119,131
450,000	419,600
225,654	206,837
100,000	88,770
1,800,000	1,730,979
900,000	823,663
300,000	306,143
2,367,937	2,306,366
55,000	42,047
1,500,000	1,464,561
888,000	826,948
800,000	721,500
1,056,618	1,033,490
821,540	803,109
252,413	250,917
450,000	428,344
787,500	707,059
678,669	674,240
1,072,000	1,058,209
534,000	573,717
1,000,000	996,255
250,000	243,595
18,705,650	47,438
18,637,065	40,852
456,546	60,366
476,008	478,240
28,003,289	57,631
785,354	764,659
500,000	451,010
400,000	363,722
1,000,000	1,099,864
100,000	96,756
100,000	96,002
1,653,251	1,663,799
1,667,045	63,326
250,000	195,836
725,000	697,083
78,144	77,900
233,562	231,932
2,289	2,285
993,502	966,732
2,764,610	455,378
500,000	476,256
582,394	557,642
37,638	37,419
199,548	190,140
761,459	742,217

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

LAD Auto Receivables Trust 04/15/2030 6.850% 144A LAD Auto Receivables Trust 06/15/2027 5.930% Oasis Securitisation 02/15/2035 7.000%

Lobel Automobile 07/15/2026 6.970%

Mariner Finance 07/20/2032 2.960%

Newtek Small Business Loan Trust 02/25/2044 6.840% Provident Funding Mortgage 04/25/2051 2.500% 144A SCF Equipment Leasing 04/20/2026 2.470% 144A SCF Equipment Trust LLC 08/21/2028 0.830%

SCF Equipment Leasing 11/20/2031 3.790% 144A Santander Consumer Auto Receivable 10/15/2025 0.330% Santander Retail 11/20/2025 1.410%

Santander Drive 2022-1 C 04/17/2028 2.560% Santander Drive Auto 01/15/2026 1.010% Santander Drive Auto 03/16/2026 5.870% Seashine Holding 05/20/2025 6.000%

Sequoia Mortgage Trust 04/25/2050 3.000% 144A SOFI Consumer 09/25/2030 1.300%

Spruce Hill Mortgage Loan Trust 01/28/2050 2.521% TOWD Point 02/25/2063 6.875%

Tricolor Auto Group 08/15/2025 4.710%

Tricolor Auto Group 06/15/2028 13.450% Tricon American Homes 01/17/2036 3.473% Trinity Rail Leasing 10/18/2049 2.390% USASF Receivables LLC 03/15/2027 9.350% USASF Receivables LLC 03/17/2025 1.490% United Auto Credit 11/10/2028 5.000% United Auto Credit 04/10/2029 10.000% Upstart Structered 11/15/2030 7.010%

Veros Credit Auto Receivables Trust 11/15/2028 7.120% Veros Credit Auto Receivables Trust 07/16/2029 7.230% Verus Securization Trust 11/25/2059 3.192% Westlake Automobile 01/15/2026 2.760%

Westlake Auto 03/15/2027 3.490%

WinWater Mortgage Loan Trust 01/20/2046 3.771%

30.86% TOTAL ASSET BACKED BONDS

29.79% TREASURY NOTES

484,000	$482,232
500,000	497,554
172,533	171,676
720,080	715,868
279,508	277,493
443,806	438,056
845,193	678,433
289,337	288,108
360,371	351,546
500,000	442,321
520,402	515,031
520,000	496,841
500,000	477,540
339,130	337,784
2,000,000	1,997,892
1,200,000	1,150,980
197,586	186,832
616,000	595,957
470,629	465,283
362,341	360,286
485,000	476,280
400,000	409,176
306,000	300,439
192,710	180,097
1,360,000	1,367,834
340,466	336,128
650,000	581,704
400,000	380,272
607,388	606,203
646,594	645,326
1,350,000	1,254,895
322,670	310,498
1,840,000	1,810,354
324,800	307,748
149,299	136,939

58,381,396
US Treasury 11/30/2028 1.500%	12,750,000	11,152,272
US Treasury 11/15/2031 1.375%	3,800,000	3,133,366
US Treasury 05/15/2042 3.250% 2	4,000,000	3,569,376
US Treasury 05/15/2043 3.875%	5,000,000	4,878,905
US Treasury 02/15/2042 2.375%	15,000,000	11,678,325
US Treasury 02/15/2043 3.875%	5,000,000	4,875,000
US Treasury 05/15/2053 3.625%	4,500,000	4,324,923
US Treasury 11/15/2032 4.125%	4,000,000	4,087,500
US Treasury N/B 02/15/2053 3.625%	5,000,000	4,798,440
US Treasury Note 02/15/2032 1.875%	4,500,000	3,854,533
29.79% TOTAL TREASURY NOTES		56,352,640
96.76% TOTAL DEBT SECURITIES		183,045,446

CURASSET CAPITAL MANAGEMENT CORE BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 - (unaudited)

0.21%	PREFERRED STOCKS
	Farm Credit Bank of Texas	4,000	$405,000
	(Perpetual call 09/15/2023 6.750%)
0.21%	TOTAL PREFERRED STOCKS		405,000
4.25%	MONEY MARKET FUND	Shares	Value
	Federated Government Obligation Institutional Shares, 4.92% (A)	8,030,421	8,030,421
101.22%	TOTAL INVESTMENTS	191,480,867
(1.22%)	Liabilities in excess of other assets	(2,310,646)
100.00%	NET ASSETS	$189,170,221

(A)Effective 7 day yield as of June 30, 2023 TBA - To be announced

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
CORPORATE BONDS	-	68,311,410	-	68,311,410
ASSET BACKED BONDS	-	58,381,396	-	58,381,396
U.S. TREASURY NOTES	56,352,640	-	-	56,352,640
PREFERRED STOCKS	405,000	-	-	405,000
MONEY MARKET FUNDS	8,030,421	-	-	8,030,421
TOTAL INVESTMENTS	$64,788,061	$126,692,806	$-	$ 191,480,867

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $204,822,947 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$273,449
Gross unrealized depreciation	(7,705,193)
Net unrealized appreciation	$(13,342,080)